UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September 30, 2008
                                                 ---------------------------


Check here if Amendment [ ]: Amendment Number:
                                               -----------------------

      This Amendment (Check only one):  | |  is a restatement
                                        | |  adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:         Glenview Capital Management, LLC
Address:      767 Fifth Avenue, 44th Floor
              New York, NY 10153


Form 13F File Number:   028-10134
                      ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Horowitz
Title:     Chief Operating Officer and General Counsel
Phone:     212-812-4700

Signature, Place and Date of Signing:


   /s/ Mark Horowitz                 New York, New York       November 14, 2008
-----------------------------        ------------------       -----------------
        [Signature]                    [City, State]                 [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              0
                                                  ---------------------------
Form 13F Information Table Entry Total:                        65
                                                  ---------------------------
Form 13F Information Table Value Total:                    $7,794,767
                                                  ---------------------------
                                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      None.

                                                  GLENVIEW CAPITAL MANAGEMENT, LLC
                                                              FORM 13F
                                                  Quarter Ended September 30, 2008


                                                             VALUE   SHARES/    SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT    PRN CALL DSCRETN MANAGERS     SOLE   SHARED    NONE
------------------------------ ---------------- --------- --------   -------- --- ---- ------- ------------ -------- -------- -----
-----------------------------------------------------------------------------------------------------------------------------------
3COM CORP                      COM              885535104    2,244     963,009  SH       SOLE                 963,009
------------------------------------------------------------------------------------------------------------------------------------
AETNA INC NEW                  COM              00817Y108  267,219   7,400,129  SH       SOLE               7,400,129
------------------------------------------------------------------------------------------------------------------------------------
AMDOCS LTD                     ORD              G02602103  323,478  11,814,393  SH       SOLE              11,814,393
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN TOWER CORP            CL A             029912201  113,205   3,147,205  SH       SOLE               3,147,205
------------------------------------------------------------------------------------------------------------------------------------
AMERISOURCEBERGEN CORP         COM              03073E105  265,170   7,043,029  SH       SOLE               7,043,029
------------------------------------------------------------------------------------------------------------------------------------
APOLLO GROUP INC               CL A             037604105   88,950   1,500,000  SH       SOLE               1,500,000
------------------------------------------------------------------------------------------------------------------------------------
APPLIED BIOSYSTEMS INC DEL     COM              038149100   43,326   1,265,007  SH       SOLE               1,265,007
------------------------------------------------------------------------------------------------------------------------------------
ARVINMERITOR INC               COM              043353101   69,875   5,358,486  SH       SOLE               5,358,486
------------------------------------------------------------------------------------------------------------------------------------
AT&T INC                       COM              00206R102   94,587   3,387,778  SH       SOLE               3,387,778
------------------------------------------------------------------------------------------------------------------------------------
B & G FOODS INC NEW            CL A             05508R106    5,154     720,810  SH       SOLE                 720,810
------------------------------------------------------------------------------------------------------------------------------------
BEARINGPOINT INC               COM              074002106   12,675  24,375,100  SH       SOLE              24,375,100
------------------------------------------------------------------------------------------------------------------------------------
BLOCKBUSTER INC                CL B             093679207    3,234   2,468,800  SH       SOLE               2,468,800
------------------------------------------------------------------------------------------------------------------------------------
CIGNA CORP                     COM              125509109  177,000   5,208,948  SH       SOLE               5,208,948
------------------------------------------------------------------------------------------------------------------------------------
COACH INC                      COM              189754104   45,519   1,817,864  SH       SOLE               1,817,864
------------------------------------------------------------------------------------------------------------------------------------
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102   81,419   3,566,299  SH       SOLE               3,566,299
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION ENERGY GROUP I   COM              210371100   97,362   4,006,650  SH       SOLE               4,006,650
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL CORP         COM              228227104   98,929   3,414,863  SH       SOLE               3,414,863
------------------------------------------------------------------------------------------------------------------------------------
CROWN HOLDINGS INC             COM              228368106   41,446   1,866,103  SH       SOLE               1,866,103
------------------------------------------------------------------------------------------------------------------------------------
CVS CAREMARK CORPORATION       COM              126650100  100,868   2,996,666  SH       SOLE               2,996,666
------------------------------------------------------------------------------------------------------------------------------------
DICKS SPORTING GOODS INC       COM              253393102   11,748     600,000  SH       SOLE                 600,000
------------------------------------------------------------------------------------------------------------------------------------
DIEBOLD INC                    COM              253651103   38,158   1,152,471  SH       SOLE               1,152,471
------------------------------------------------------------------------------------------------------------------------------------
DONNELLEY R R & SONS CO        COM              257867101  119,897   4,887,784  SH       SOLE               4,887,784
------------------------------------------------------------------------------------------------------------------------------------
EBAY INC                       COM              278642103  304,210  13,592,943  SH       SOLE              13,592,943
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN MTG CORP       COM              313400301   12,377   7,238,000  SH       SOLE               7,238,000
------------------------------------------------------------------------------------------------------------------------------------
FIBERTOWER CORP                NOTE 9.000% 11/1 31567RAC4   20,550  30,000,000  PRN      SOLE                                   NONE
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY NATL INFORMATION SV   COM              31620M106  271,486  14,706,727  SH       SOLE              14,706,727
------------------------------------------------------------------------------------------------------------------------------------
FIRST AMERN CORP CALIF         COM              318522307  167,585   5,680,858  SH       SOLE               5,680,858
------------------------------------------------------------------------------------------------------------------------------------
FISERV INC                     COM              337738108   49,220   1,040,147  SH       SOLE               1,040,147
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC        COM              38141G104   51,200     400,000  SH       SOLE                 400,000
------------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD CO             COM              428236103   59,248   1,281,308  SH       SOLE               1,281,308
------------------------------------------------------------------------------------------------------------------------------------
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR    456788108    4,064     122,009  SH       SOLE                 122,009
------------------------------------------------------------------------------------------------------------------------------------
INGERSOLL-RAND COMPANY LTD     CL A             G4776G101  284,860   9,138,914  SH       SOLE               9,138,914
------------------------------------------------------------------------------------------------------------------------------------
INVITROGEN CORP                COM              46185R100   26,299     695,736  SH       SOLE                 695,736
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                     RUSSELL 2000     464287655  340,000   5,000,000  SH  PUT  SOLE               5,000,000
------------------------------------------------------------------------------------------------------------------------------------
ITT EDUCATIONAL SERVICES INC   COM              45068B109  115,433   1,426,682  SH       SOLE               1,426,682
------------------------------------------------------------------------------------------------------------------------------------
LENDER PROCESSING SVCS INC     COM              52602E102  122,817   4,024,146  SH       SOLE               4,024,146
------------------------------------------------------------------------------------------------------------------------------------
LIGAND PHARMACEUTICALS INC     CL B             53220K207   12,865   4,361,071  SH       SOLE               4,361,071
------------------------------------------------------------------------------------------------------------------------------------
LIMITED BRANDS INC             COM              532716107    2,679     154,705  SH       SOLE                 154,705
------------------------------------------------------------------------------------------------------------------------------------
MACROVISION SOLUTIONS CORP     COM              55611C108  143,667   9,341,139  SH       SOLE               9,341,139
------------------------------------------------------------------------------------------------------------------------------------
MCKESSON CORP                  COM              58155Q103  237,570   4,414,974  SH       SOLE               4,414,974
------------------------------------------------------------------------------------------------------------------------------------
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    9,203     204,503  SH       SOLE                 204,503
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY                 COM NEW          617446448   19,550     850,000  SH       SOLE                 850,000
------------------------------------------------------------------------------------------------------------------------------------
NALCO HOLDING COMPANY          COM              62985Q101  142,559   7,689,279  SH       SOLE               7,689,279
------------------------------------------------------------------------------------------------------------------------------------
NCR CORP NEW                   COM              62886E108  165,770   7,517,919  SH       SOLE               7,517,919
------------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC                 COM NEW          629377508   99,424   4,017,137  SH       SOLE               4,017,137
------------------------------------------------------------------------------------------------------------------------------------
OMNICARE INC                   COM              681904108  245,723   8,540,952  SH       SOLE               8,540,952
------------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP                    COM              68389X105  268,557  13,222,915  SH       SOLE              13,222,915
------------------------------------------------------------------------------------------------------------------------------------
OWENS ILL INC                  COM NEW          690768403   15,006     510,400  SH       SOLE                 510,400
------------------------------------------------------------------------------------------------------------------------------------
PALL CORP                      COM              696429307   43,042   1,251,586  SH       SOLE               1,251,586
------------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA INC                   COM NEW          74157K846    8,402   3,457,636  SH       SOLE               3,457,636
------------------------------------------------------------------------------------------------------------------------------------
RELIANT ENERGY INC             COM              75952B105   45,812   6,232,944  SH       SOLE               6,232,944
------------------------------------------------------------------------------------------------------------------------------------
SBA COMMUNICATIONS CORP        COM              78388J106    1,136      43,900  SH       SOLE                  43,900
------------------------------------------------------------------------------------------------------------------------------------
SMART BALANCE INC              COM              83169Y108   16,161   2,463,581  SH       SOLE               2,463,581
------------------------------------------------------------------------------------------------------------------------------------
TERRESTAR CORP                 COM              881451108    1,470   1,470,086  SH       SOLE               1,470,086
------------------------------------------------------------------------------------------------------------------------------------
THERMO FISHER SCIENTIFIC INC   COM              883556102  222,130   4,038,729  SH       SOLE               4,038,729
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD BERMUDA          SHS              G9143X208  261,671   7,472,043  SH       SOLE               7,472,043
------------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC         COM              91324P102  336,107  13,237,788  SH       SOLE              13,237,788
------------------------------------------------------------------------------------------------------------------------------------
URS CORP NEW                   COM              903236107   72,073   1,965,449  SH       SOLE               1,965,449
------------------------------------------------------------------------------------------------------------------------------------
VERISIGN INC                   COM              92343E102  244,710   9,383,038  SH       SOLE               9,383,038
------------------------------------------------------------------------------------------------------------------------------------
VIACOM INC NEW                 CL B             92553P201    8,898     358,200  SH       SOLE                 358,200
------------------------------------------------------------------------------------------------------------------------------------
VIRGIN MEDIA INC               COM              92769L101  140,266  17,755,133  SH       SOLE              17,755,133
------------------------------------------------------------------------------------------------------------------------------------
WELLPOINT INC                  COM              94973V107  321,085   6,865,195  SH       SOLE               6,865,195
------------------------------------------------------------------------------------------------------------------------------------
WILLIS GROUP HOLDINGS LTD      SHS              G96655108  391,049  12,121,803  SH       SOLE              12,121,803
------------------------------------------------------------------------------------------------------------------------------------
WYETH                          COM              983024100   65,583   1,775,400  SH  CALL SOLE               1,775,400
------------------------------------------------------------------------------------------------------------------------------------
WYETH                          COM              983024100  321,787   8,711,080  SH       SOLE               8,711,080
------------------------------------------------------------------------------------------------------------------------------------